ORGANIZATIONAL STRUCTURE AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2016	Oct. 18, 2016
Entity incorporation date of incorporation	Mar. 06, 1984	Mar. 06, 1984
Debt conversion converted instrument shares issued	1,000,000		1,000,000
Debt conversion amount			$ 8,864,255
Extinguishment of debt amount	$ 8,864,255
Increase decrease in deferred compensation	340,000
Stock issued during period value cancelled	4,267,802
Increase decrease in notes payable current	$ 27,615
All American Golf Center [Member]
Minority interest ownership percentage by parent	51.00%	51.00%
All American Golf Center [Member]
Related party transaction			4,267,802
Entities Controlled By Boretas [Member]
Related party transaction			$ 1,286,702
Other receivables				$ 27,615
Boretas [Member]
Increase decrease in other loans	$ 1,286,702
Chief Executive Officer [Member]
Deferred Compensation Liability, Current and Noncurrent				$ 340,000